RISK MANAGEMENT (Details 21)	Dec. 31, 2017
Collaterals and Guarantors [Member]
Disclosure of financial assets [line items]
Maximum net exposure	100.00%
Confirmed Foreign Letters Of Credit [Member]
Disclosure of financial assets [line items]
Maximum net exposure	20.00%
Issued Documentary Letters Of Credit [Member]
Disclosure of financial assets [line items]
Maximum net exposure	20.00%
Performance And Bid Bonds [Member]
Disclosure of financial assets [line items]
Maximum net exposure	50.00%
Unrestricted Lines Of Credit [Member]
Disclosure of financial assets [line items]
Maximum net exposure	35.00%
Other Loan Commitments Higher Education Loans Law 20,027 [Member]
Disclosure of financial assets [line items]
Maximum net exposure	15.00%
Other Loan Commitments Other [Member]
Disclosure of financial assets [line items]
Maximum net exposure	100.00%
Other Contingent Loans [Member]
Disclosure of financial assets [line items]
Maximum net exposure	100.00%